SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of liquidity and going concern

	2023	2024
	RMB	RMB
The Company incurred net income of	62,669	18,678
The Company incurred negative operating activities of	5,456	15,031
Working capital deficit	171,679	84,535
Accumulated deficit	601,566	580,854
Shareholders’ deficit	81,260	58,599

Schedule of estimated useful lives of assets

Plant and building	20-40 years
Machinery, equipment and others	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years

Schedule of estimated useful lives of intangible assets

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years

Schedule of government subsidies

	2022	2023	2024
Government subsidies received	—	1,145	510
Government subsidies recognized as other income	1,486	2,270	364